ALLIANCE TREASURY RESERVES


ALLIANCE CAPITAL


SEMI-ANNUAL REPORT
DECEMBER 31, 1997
(UNAUDITED)


STATEMENT OF NET ASSETS
DECEMBER 31, 1997 (UNAUDITED)                        ALLIANCE TREASURY RESERVES
_______________________________________________________________________________
PRINCIPAL
 AMOUNT
  (000)   SECURITY                                YIELD           VALUE
-------------------------------------------------------------------------------
          U.S. GOVERNMENT OBLIGATIONS-41.7%
          U.S. TREASURY NOTES-25.4%
$40,000   5.13%, 4/30/98                          5.48%      $  39,948,265
 10,000   5.88%, 4/30/98                          5.50          10,010,727
 40,000   6.13%, 3/31/98                          5.57          40,047,138
 15,000   6.13%, 5/15/98                          5.49          15,032,330
 30,000   7.88%, 1/15/98                          5.34          30,026,723
 15,000   7.88%, 4/15/98                          5.51          15,095,478
 35,000   9.00%, 5/15/98                          5.47          35,438,581
                                                               185,599,242
          U.S. TREASURY BILLS-16.3%
 30,000   1/22/98                                 5.19          29,909,292
 10,000   3/12/98                                 5.37           9,895,583
 10,000   2/19/98                                 5.40           9,926,500
 10,000   3/05/98                                 5.40           9,905,587
 20,000   2/26/98                                 5.42          19,831,378
 20,000   2/12/98                                 5.43          19,873,300
 20,000   2/05/98                                 5.45          19,894,028
                                                               119,235,668

          Total U.S. Government Obligations
          (amortized cost $304,834,910)                        304,834,910

          REPURCHASE AGREEMENTS-57.9%
          BANKERS TRUST CO.
 10,000   5.58%, dated 12/30/97,
          due 2/20/98 in the amount of
          $10,080,600 (cost $10,000,000;
          collateralized by $9,879,000
          U.S. Treasury Note,
          6.00%, 6/30/99,
          value $9,929,940) (a)                   5.58          10,000,000
          BANKERS TRUST CO.
 12,000   5.60%, dated 12/24/97,
          due 3/09/98 in the amount of
          $12,140,000 (cost $12,000,000;
          collateralized by $11,898,000
          U.S. Treasury Note,
          6.00%, 6/30/99,
          value $11,959,349) (a)                  5.60          12,000,000
          BANKERS TRUST CO.
 12,000   5.60%, dated 12/22/97,
          due 3/23/98 in the amount of
          $12,169,867 (cost $12,000,000;
          collateralized by $11,812,000
          U.S. Treasury Note,
          6.625%, 4/20/02,
          value $12,329,297) (a)                  5.60          12,000,000
          BZW SECURITIES
 12,000   5.60%, dated 12/24/97,
          due 2/25/98 in the amount of
          $12,117,600 (cost $12,000,000;
          collateralized by $11,975,000
          U.S. Treasury Note,
          9.00%, 5/15/98,
          value $12,259,406) (a)                  5.60          12,000,000
          BZW SECURITIES
 23,000   6.50%, dated 12/31/97,
          due 1/02/98 in the amount of
          $23,008,306 (cost $23,000,000;
          collateralized by $18,907,000
          U.S. Treasury Bond,
          7.625%, 2/15/25,
          value $23,450,588)(a)                   6.50          23,000,000
          CIBC/WOOD GUNDY, INC.
 10,000   5.63%, dated 12/03/97,
          due 2/03/98 in the amount of
          $10,096,961 (cost $10,000,000;
          collateralized by $9,937,000
          U.S. Treasury Note,
          5.875%, 1/31/99,
          value $10,206,116) (a)                  5.63          10,000,000
          CIBC/WOOD GUNDY, INC.
 10,000   5.63%, dated 12/03/97,
          due 3/03/98 in the amount of
          $10,140,750 (cost $10,000,000;
          collateralized by $9,937,000
          U.S. Treasury Note,
          5.875%, 1/31/99,
          value $10,206,116) (a)                  5.63          10,000,000
          DEUTSCHE BANK
 36,000   5.64%, dated 12/30/97,
          due 1/29/98 in the amount of
          $36,169,200 (cost $36,000,000;
          collateralized by $35,955,000
          U.S. Treasury Note,
          5.75%, 8/15/03,
          value $36,747,134) (a)                  5.64          36,000,000


1


STATEMENT OF NET ASSETS (CONTINUED)                  ALLIANCE TREASURY RESERVES
_______________________________________________________________________________
PRINCIPAL
 AMOUNT
  (000)   SECURITY                               YIELD               VALUE
-------------------------------------------------------------------------------
          DRESDNER BANK
$10,000   5.63%, dated 12/03/97,
          due 2/04/98 in the amount of
          $10,098,525 (cost $10,000,000;
          collateralized by $9,875,000
          U.S. Treasury Note,
          8.875%, 11/15/98,
          value $10,249,941) (a)                  5.63%        $10,000,000
          DRESDNER BANK
 14,000   5.63%, dated 12/24/97,
          due 2/18/98 in the amount of
          $14,122,609 (cost $14,000,000;
          collateralized by $13,113,000
          U.S. Treasury Note,
          7.25%, 5/15/04,
          value $14,260,388) (a)                  5.63          14,000,000
          DRESDNER BANK
 10,000   5.63%, dated 12/03/97,
          due 3/04/98 in the amount of
          $10,142,314 (cost $10,000,000;
          collateralized by $9,875,000
          U.S. Treasury Note,
          8.875%, 11/15/98,
          value $10,249,941) (a)                  5.63          10,000,000
          FIRST BOSTON CORP.
 12,000   5.60%, dated 12/23/97,
          due 3/19/98 in the amount of
          $12,160,533 (cost $12,000,000;
          collateralized by $49,715,000
          U.S. Treasury Strips, 5/15/21,
          value $12,177,628) (a)                  5.60          12,000,000
          FIRST BOSTON CORP.
 12,000   5.61%, dated 12/22/97,
          due 2/23/98 in the amount of
          $12,117,810 (cost $12,000,000;
          collateralized by $50,000,000
          U.S. Treasury Strips, 5/15/21,
          value $12,247,438) (a)                  5.61          12,000,000
          FIRST BOSTON CORP.
 10,000   5.82%, dated 12/30/97,
          due 1/14/98 in the amount of
          $10,024,250 (cost $10,000,000;
          collateralized by $21,030,000
          U.S. Treasury Strips, 12/15/10,
          value $10,281,295) (a)                  5.82          10,000,000
          GOLDMAN SACHS & CO.
 10,000   5.58%, dated 12/26/97,
          due 3/26/98 in the amount of
          $10,139,500 (cost $10,000,000;
          collateralized by $9,040,000
          U.S. Treasury Bond,
          6.75%, 8/15/26,
          value $10,175,650) (a)                  5.58          10,000,000
          GOLDMAN SACHS & CO.
 12,000   5.65%, dated 12/08/97,
          due 2/09/98 in the amount of
          $12,118,650 (cost $12,000,000;
          collateralized by $10,605,000
          U.S. Treasury Bond,
          7.50%, 11/15/16,
          value $12,467,503) (a)                  5.65          12,000,000
          GOLDMAN SACHS & CO.
 12,000   5.77%, dated 12/22/97,
          due 1/21/98 in the amount of
          $12,057,700 (cost $12,000,000;
          collateralized by $10,480,000
          U.S. Treasury Bond,
          7.125%, 2/15/23,
          value $12,232,125) (a)                  5.77          12,000,000
          J.P. MORGAN & CO.
 16,000   5.63%, dated 12/02/97,
          due 2/11/98 in the amount of
          $16,175,156 (cost $16,000,000;
          collateralized by $11,902,000
          U.S. Treasury Bond,
          9.25%, 2/15/16,
          value $16,549,359) (a)                  5.63          16,000,000
          J.P. MORGAN & CO.
 18,000   5.75%, dated 12/30/97,
          due 1/20/98 in the amount of
          $18,060,375 (cost $18,000,000;
          collateralized by $13,976,000
          U.S. Treasury Note,
          11.875%, 11/15/03,
          value $18,397,165) (a)                  5.75          18,000,000
          MORGAN STANLEY GROUP, INC.
 12,000   5.63%, dated 12/18/97,
          due 2/17/98 in the amount of
          $12,114,477 (cost $12,000,000;
          collateralized by $9,840,000
          U.S. Treasury Bond,
          7.875%, 2/15/21,
          value $12,363,038) (a)                  5.63          12,000,000


2


                                                     ALLIANCE TREASURY RESERVES
_______________________________________________________________________________
PRINCIPAL
 AMOUNT
  (000)   SECURITY                               YIELD           VALUE
-------------------------------------------------------------------------------
          MORGAN STANLEY GROUP, INC.
$10,000   5.63%, dated 12/12/97,
          due 3/12/98 in the amount of
          $10,140,750 (cost $10,000,000;
          collateralized by $10,190,000
          U.S. Treasury Note,
          5.50%, 11/15/98,
          value $10,252,095) (a)                  5.63%      $  10,000,000
          MORGAN STANLEY GROUP, INC.
 12,000   5.76%, dated 12/24/97,
          due 1/26/98 in the amount of
          $12,063,360 (cost $12,000,000;
          collateralized by $12,100,000
          U.S. Treasury Note,
          5.00%, 1/31/99,
          value $12,275,910) (a)                  5.76          12,000,000
          SALOMON SMITH BARNEY
 12,000   5.64%, dated 12/15/97,
          due 2/13/98 in the amount of
          $12,112,800 (cost $12,000,000;
          collateralized by $7,940,000
          U.S. Treasury Bond,
          10.625%, 8/15/15,
          value $12,237,525) (a)                  5.64          12,000,000
          SALOMON SMITH BARNEY
 10,000   5.78%, dated 12/17/97,
          due 1/15/98 in the amount of
          $10,046,561 (cost $10,000,000;
          collateralized by $6,525,000
          U.S.Treasury Bond,
          14.00%, 11/15/11,
          value $10,252,406) (a)                  5.78          10,000,000
          SANWA BANK
 10,000   5.625%, dated 12/04/97,
          due 2/10/98 in the amount of
          $10,106,250 (cost $10,000,000;
          collateralized by $9,813,000
          U.S.Treasury Note,
          6.50%, 8/31/01,
          value $10,265,185) (a)                  5.63          10,000,000
          SANWA BANK
 10,000   5.625%, dated 12/04/97,
          due 3/10/98 in the amount of
          $10,150,000 (cost $10,000,000;
          collateralized by $9,846,000
          U.S.Treasury Note,
          6.875%, 3/31/00,
          value $10,259,840) (a)                  5.63          10,000,000
          SANWA BANK
 12,000   6.50%, dated 12/31/97,
          due 1/02/98 in the amount of
          $12,004,333 (cost $12,000,000;
          collateralized by $11,686,000
          U.S. Treasury Note,
          6.625%, 3/31/02,
          value $12,252,341) (a)                  6.50          12,000,000
          SBC WARBURG
 12,000   5.63%, dated 12/03/97,
          due 2/02/98 in the amount of
          $12,114,477 (cost $12,000,000;
          collateralized by $9,398,000
          U.S. Treasury Bond,
          8.75%, 5/15/17,
          value $12,412,702) (a)                  5.63          12,000,000
          SBC WARBURG
 12,000   5.63%, dated 12/03/97,
          due 3/02/98 in the amount of
          $12,167,023 (cost $12,000,000;
          collateralized by $9,398,000
          U.S.Treasury Bond,
          8.75%, 5/15/17,
          value $12,412,702) (a)                  5.63          12,000,000
          SMITH BARNEY
 12,000   5.63%, dated 12/15/97,
          due 3/16/98 in the amount of
          $12,170,777 (cost 12,000,000;
          collateralized by $7,940,000
          U.S.Treasury Bond,
          10.625%, 8/15/15,
          value $12,237,525) (a)                  5.63          12,000,000
          STATE STREET BANK AND TRUST CO.
 3,800    5.75%, dated 12/31/97,
          due 1/02/98 in the amount of
          $3,801,214 (cost $3,800,000;
          collateralized by $3,855,000
          U.S. Treasury Note,
          6.00%, 5/31/98,
          value $3,900,419) (a)                   5.75           3,800,000
          UBS FINANCE, INC.
 12,000   5.60%, dated 12/23/97,
          due 2/24/98 in the amount of
          $12,117,600 (cost $12,000,000;
          collateralized by $12,271,187
          U.S. Treasury Bond,
          7.60%, 4/15/19,
          value $11,898,000) (a)                  5.60          12,000,000


3


STATEMENT OF NET ASSETS (CONTINUED)                  ALLIANCE TREASURY RESERVES
_______________________________________________________________________________
PRINCIPAL
 AMOUNT
  (000)   SECURITY                                YIELD         VALUE
-------------------------------------------------------------------------------
          UBS FINANCE, INC.
$10,000   5.60%, dated 12/30/97,
          due 2/27/98 in the amount of
          $10,091,778 (cost $10,000,000;
          collateralized by $10,037,000
          U.S. Treasury Note,
          6.375%, 5/15/99,
          value $10,212,648) (a)                  5.60%      $  10,000,000
          UBS FINANCE, INC.
 12,000   5.60%, dated 12/23/97,
          due 3/24/98 in the amount of
          $12,169,867 (cost $12,000,000;
          collateralized by $11,898,000
          U.S. Treasury Bond,
          7.00%, 4/15/19,
          value $12,271,187) (a)                  5.60          12,000,000

          Total Repurchase Agreements
          (amortized cost $422,800,000)                        422,800,000

          TOTAL INVESTMENTS-99.6%
          (amortized cost $727,634,910)                        727,634,910
          Other assets less liabilities-0.4%                     3,060,394

          NET ASSETS-100%
          (offering and redemption price
          of $1.00 per share;
          730,696,301 shares outstanding)                    $ 730,695,304


(a)  Repurchase agreements which are terminable within 7 days.

     See notes to financial statements.


4


STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)       ALLIANCE TREASURY RESERVES
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                       $  20,012,773

EXPENSES
  Advisory fee (Note B)                        $   1,816,804
  Distribution assistance and
    administrative service (Note C)                1,066,118
  Transfer agency (Note B)                           466,119
  Custodian fees                                      85,616
  Registration fees                                   82,912
  Printing                                            32,588
  Audit and legal fees                                19,569
  Trustees' fees                                       5,857
  Amortization of organization expense                 4,600
  Miscellaneous                                        9,537
  Total expenses                                   3,589,720
  Less: expense reimbursement
    and fee waiver                                  (349,046)
  Net expenses                                                       3,240,674
  Net investment income                                             16,772,099

REALIZED LOSS ON INVESTMENTS
  Net realized loss on
    investment transactions                                               (997)

NET INCREASE IN NET ASSETS FROM OPERATIONS                       $  16,771,102


See notes to financial statements.


5


STATEMENT OF CHANGES IN NET ASSETS                   ALLIANCE TREASURY RESERVES
_______________________________________________________________________________

                                             SIX MONTHS ENDED
                                               DEC. 31, 1997      YEAR ENDED
                                                (UNAUDITED)      JUNE 30, 1997
                                              ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income                        $  16,772,099     $  30,395,733
  Net realized gain (loss) on
    investment transactions                             (997)           17,487
  Net increase in net assets
    from operations                               16,771,102        30,413,220

DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income                          (16,772,099)      (30,395,733)
  Net realized gain on investments                   (16,592)               -0-

TRANSACTIONS IN SHARES OF
  BENEFICIAL INTEREST
  Net increase (Note E)                           26,628,466         3,509,283
  Total increase                                  26,610,877         3,526,770

NET ASSETS
  Beginning of period                            704,084,427       700,557,657
  End of period                                $ 730,695,304     $ 704,084,427


See notes to financial statements.


6


NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997 (UNAUDITED)                        ALLIANCE TREASURY RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Government Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Government Reserves and Alliance Treasury Reserves (the "Portfolio"), each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.

2. ORGANIZATION EXPENSES
The organization expenses of the Portfolio are being amortized against income on a straight-line basis through September, 1998.

3. TAXES
It is the Portfolio's policy to comply with the require-ments of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolio declares dividends daily and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

6. REPURCHASE AGREEMENTS
It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.


NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio from July 1, 1997 to October 26, 1997 for expenses exceeding .85 of 1% of its average daily net assets and from October 27, 1997 to November 19, 1997 for expenses exceeding .90 of 1% of its average daily net assets. For the six months ended December 31, 1997 the reimbursement amounted to $11,677. The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $271,381 for the six months ended December 31, 1997.


7


NOTES TO FINANCIAL STATEMENTS (CONTINUED)            ALLIANCE TREASURY RESERVES
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25 of 1% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1997, the distribution fee amounted to $908,402 of which $337,369 was waived. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1997, such payments by the Portfolio amounted to $157,716 of which $66,000 was paid to the Adviser.


NOTE D: INVESTMENT TRANSACTIONS
At December 31, 1997, the cost of investment for federal income tax purposes was the same as the cost for financial reporting purposes.


NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.001 par value) are authorized. At December 31, 1997, capital paid-in aggregated $730,696,301. Transactions, all at $1.00 per share, were as follows:

                                             SIX MONTHS ENDED    YEAR ENDED
                                              DEC. 31, 1997       JUNE 30,
                                               (UNAUDITED)          1997
                                             ----------------  ----------------
Shares sold                                    2,094,320,985     3,406,513,740
Shares issued on reinvestments of dividends       16,772,099        30,395,733
Shares redeemed                               (2,084,464,618)   (3,433,400,190)
Net increase                                      26,628,466         3,509,283


8


FINANCIAL HIGHLIGHTS                                 ALLIANCE TREASURY RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS                                              SEPT. 1,
                                             ENDED                                                1993(A)
                                            DEC. 31,              YEAR ENDED JUNE 30,             THROUGH
                                             1997        -------------------------------------    JUNE 30,
                                          (UNAUDITED)        1997         1996         1995         1994
                                          -----------    -----------  -----------  -----------  -----------
Net asset value, beginning of period        $ 1.00         $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                    .0233          .0443        .0466        .0460        .0260

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income        (.0233)        (.0443)      (.0466)      (.0460)      (.0260)
Distributions from net realized gains       (.0000)            -0-          -0-          -0-          -0-
Total dividend and distributions            (.0233)        (.0443)      (.0466)      (.0460)      (.0260)
Net asset value, end of period              $ 1.00         $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURNS
Total investment return based on
  net asset value (c)                         4.67%(d)       4.53%        4.77%        4.71%        3.18%(d)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (in thousands)                          $730,695       $704,084     $700,558     $493,702      $80,720
Ratio to average net assets of:
  Expenses, net of waivers
    and reimbursements                         .89%(d)        .85%         .81%         .69%         .28%(d)
  Expenses, before waivers
    and reimbursements                         .99%(d)       1.00%        1.05%        1.05%        1.28%(d)
  Net investment income (b)                   4.62%(d)       4.43%        4.64%        4.86%        3.24%(d)


(a)  Commencement of operations.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(d)  Annualized.


9


ALLIANCE TREASURY RESERVES
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Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance Treasury Reserves, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 9 0 #
For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

TRSSR